Employee Benefits, Pension Plans With Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 11,317	$ 11,855
Accumulated benefit obligation	11,314	11,851
Fair value of plan assets	$ 8,832	$ 9,626